ACCRUED EXPENSES AND OTHER LIABILITIES - Components of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Payroll and related expenses	$ 197,480	$ 232,578
Accrued expenses	141,144	112,856
Government authorities	171,217	140,443
Other	13,610	1,670
Accrued expenses and other liabilities	$ 523,451	$ 487,547